NATURE OF OPERATIONS - Narrative (Details) - subsidiary	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Nature Of Operations [Abstract]
Number of indirect wholly-owned subsidiaries	2	2